Revenue - Alliance revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Alliance Revenue	$ 2,212	$ 1,428	$ 755
Enhertu
Revenue
Alliance Revenue	1,437	1,022	523
Tezspire
Revenue
Alliance Revenue	436	259	79
Beyfortus
Revenue
Alliance Revenue	237	57
Vaxzevria, royalties
Revenue
Alliance Revenue			76
Other royalty income
Revenue
Alliance Revenue	91	81	68
Other Alliance Revenue
Revenue
Alliance Revenue	$ 11	$ 9	$ 9